DERIVATIVE TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE TRANSACTIONS
10.	DERIVATIVE TRANSACTIONS

The Company uses interest rate swaps, commodity options in the form of collars and swaps, and foreign currency forward contracts to manage its various exposures to interest rate, commodity price, and exchange rate fluctuations. For interest rate swaps, the difference between the spot rate and applicable base rate is recorded in interest expense. For collars, commodity swaps and forward contracts, contract settlement gains and losses are recorded in the Condensed Consolidated Statements of Income in Cost of goods sold. Gains and (losses) related to the mark-to-market adjustments for changes in fair value of the derivative contracts are recorded in the Condensed Consolidated Statements of Income as Other miscellaneous expense (income), net. The Company recognized (losses) on mark-to-market adjustments for changes in fair value on derivative contracts of $(238) and $(163) for the six months ended September 30, 2013 and 2014, respectively.

A summary of the fair values for the various derivatives at March 31, 2014 and September 30, 2014 is presented below:

	March 31, 2014		September 30, 2014
(Amounts in thousands)	Asset	(Liability)	Asset	(Liability)
Interest rate swaps	$—	$(1,001)	$—	$(639)
Diesel fuel option collars	—	—	—	(8)
Propylene swaps	27		—	(491)

11.	DERIVATIVE TRANSACTIONS

The Company uses interest rate swaps, commodity options in the form of collars and swaps, and foreign currency forward contracts to manage its various exposures to interest rate, commodity price, and exchange rate fluctuations. For interest rate swaps, the difference between the spot rate and applicable base rate is recorded in interest expense. For collars, commodity swaps and forward contracts, contract settlement gains and losses are recorded in the Consolidated Statements of Income in Cost of goods sold. Gains and losses related to the mark-to-market adjustments for changes in fair value of the derivative contracts are recorded in the Consolidated Statements of Income as Other miscellaneous expense, net. The Company recognized (gains) and losses on mark-to-market adjustments for changes in fair value on derivative contracts of $2,315, $(4) and $(53) for the fiscal years ending March, 31, 2012, 2013 and 2014, respectively.

A summary of the fair values for the various derivatives at March 31, 2013 and 2014 is presented below:

	2013		2014
(Amounts in thousands)	Asset	(Liability)	Asset	(Liability)
Interest rate swaps	$—	$(1,082)	$—	$(1,001)
Diesel fuel option collars	55	—	—	—
Foreign exchange forward contracts	—	(3)	—	—
Propylene swaps	—	—	27	—